SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Cash Equivalents
Amount in the Texas Bank accounts insured by FDIC		$ 250,000
Amount in the Alberta Bank accounts insured by CDIC			100,000
Property and equipment
Estimated useful lives of property and equipment				1 year	7 years
Revenue Recognition
Minimum period of prior notice to cancel supplemental agreement	30 days	30 days	30 days